Other Long-Term Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Other Liabilities, Noncurrent [Abstract]
Contract liabilities, net of current portion	$ 30,925	$ 23,880
Deferred payments related to acquisitions	4,963	5,904
Deferred rent and other facility costs	1,961	6,837
Employee separation costs	1,838	6,800
Loss on facilities not in use	0	4,332
Lease incentives	0	2,300
Other	1,764	1,263
Other long-term liabilities	$ 41,451	$ 51,316